Retirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
United States pension benefit expense [Member]
Retirement benefit plans expense
Service cost	$ 32	$ 29	$ 64	$ 58
Interest cost	37	33	74	67
Expected return on plan assets	(56)	(45)	(113)	(90)
Amortization	33	29	66	58
Total	46	46	91	93
Settlement loss	10	5	16	9
Total expense	56	51	107	102
Non-United States pension benefit expense [Member]
Retirement benefit plans expense
Service cost	15	12	30	24
Interest cost	19	19	39	38
Expected return on plan assets	(21)	(19)	(42)	(38)
Amortization	7	4	14	8
Total	20	16	41	32
Settlement loss	0	0	0	2
Total expense	20	16	41	34
Other postretirement benefit expense [Member]
Retirement benefit plans expense
Service cost	5	4	10	8
Interest cost	8	10	17	19
Expected return on plan assets	(1)	(2)	(3)	(3)
Amortization	4	3	7	7
Total	16	15	31	31
Settlement loss	0	0	0	0
Total expense	$ 16	$ 15	$ 31	$ 31